Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt	$ 235,603	$ 218,551
Less: Deferred financing costs and debt discounts	(3,727)	(3,377)
Total debt net of deferred financing costs and debt discounts	231,876	215,174
Less - current portion	(35,051)	(68,473)
Long-term portion	196,825	146,701
Debt related to assets held for sale	13,100	0
Less: Deferred finance costs	(110)	0
Total	12,990	0
Total debt net of deferred financing costs and debt discounts	$ 244,866	$ 215,174